Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax

The income tax expense for the year ended December 31, 2020 and 2019 is reconciled per the schedule below:

	2020	2019
Net loss before income taxes	$(1,187,620)	$(359,034)
Depreciation	26,962	(10,956)
Non-deductible portion of meals and entertainment	586	1,115
Expenses paid in shares	415,666	-
Interest on lease liability	5,039	-
Lease payments	(31,292)	-
Gain on impairment	-	54,292
Gain Settlement of Debt	(184,868)	(250,778)
Adjusted net loss for tax purposes	(955,527)	(565,362)
Statutory rate	25.60%	24.63%
	(244,658)	(139,248)
Increase in valuation allowance	244,658	139,248
Provision for income taxes	$-	$-

Schedule of Deferred Income Tax Assets

The tax effects of temporary differences that give rise to the deferred income tax assets at December 31, 2020 and 2019 are as follows:

	2020	2019
Net operating loss carry forwards	$1,365,333	$1,113,488
Transaction costs	-	-
	1,365,333	1,113,488
Deferred tax assets not recognized	(1,365,333)	(1,113,488)
Net deferred tax asset	$-	$-

Schedule of Cumulative Non-capital Losses

These losses will expire as follows:

	United States	Canada	Total
2034	$53,000	$183,000	$236,000
2035	161,000	368,000	529,000
2036	868,000	262,000	1,130,000
2037	1,472,000	59,000	1,531,000
2038	431,000	520,000	951,000
2039	372,000	193,000	565,000
2040	237,000	718,000	955,000
	$3,594,000	$2,303,000	$5,897,000